Document and Entity Information	Apr. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2022
Entity Registrant Name	SANUWAVE HEALTH, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-52985
Entity Tax Identification Number	20-1176000
Entity Address, Address Line One	3360 Martin Farm Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	770
Local Phone Number	419-7525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001417663